Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2018
Compensation And Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations and Plan Assets

The changes in the funded status of the Swiss Plan during the fiscal years ended June 30, 2018 and 2017 were as follows:

Year Ended June 30,	2018	2017
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$59,518	$54,094
Service cost	3,766	3,689
Interest cost	424	163
Benefits accumulated, net of benefits paid	1,474	1,743
Plan amendments (Reduction of the conversion rate 6.8% to 6.2%)	(4,068)	-
Actuarial (gain) loss on obligation	1,606	(2,777)
Participant contributions	1,415	1,262
Currency translation adjustment	(1,581)	1,344
Projected benefit obligation, end of period	$62,554	$59,518
Change in plan assets:
Plan assets at fair value, beginning of period	42,990	35,857
Actual return on plan assets	1,566	805
Employer contributions	2,731	2,432
Participant contributions	1,415	1,262
Benefits accumulated, net of benefits paid	1,474	1,743
Currency translation adjustment	(1,142)	891
Plan assets at fair value, end of period	$49,034	$42,990
Amounts recognized in consolidated balance sheets:
Other non-current assets:
Deferred tax asset	$2,859	$3,496
Other non-current liabilities:
Underfunded pension liability	$13,520	16,528
Amounts recognized in accumulated other comprehensive income, net of tax:
Pension adjustment	$2,846	$2,514
Accumulated benefit obligation, end of period	$59,800	$56,457

Schedule of Net Periodic Pension Costs

Net periodic pension cost associated with the Swiss Plan included the following components:

Year Ended June 30,	2018	2017	2016
Service cost	$3,766	$3,689	$2,680
Interest cost	424	163	434
Expected return on plan assets	849	(742)	(1,097)
Net actuarial loss and prior service credit	203	594	(234)
Net periodic pension cost	$5,242	$3,704	$1,783

Schedule of Projected and Accumulated Benefit Obligations Rates

The projected and accumulated benefit obligations for the Swiss Plan were calculated as of June 30, 2018 and 2017 using the following assumptions:

June 30,	2018	2017
Discount rate	0.9%	0.8%
Salary increase rate	2.0%	2.0%

Schedule of Assumptions Used in Calculation of Net Periodic Pension Cost

The net periodic pension cost for the Swiss Plan was calculated during the fiscal years ended June 30 2018, 2017, and 2016 using the following assumptions:

Year Ended June 30,	2018	2017	2016
Discount rate	0.8%	0.3%	1.1%
Salary increase rate	2.0%	2.0%	2.0%
Expected return on plan assets	2.0%	2.0%	2.0%

Schedule of Swiss Plan's Asset Allocation

The Swiss Plan is legally separate from II-VI, as are the assets of the plan. As of June 30, 2018, the Swiss Plan’s asset allocation was as follows (all of which are categorized as Level 2 in the fair value hierarchy):

June 30,	2018	2017
Fixed income investments	12.0%	10.0%
Equity investments	50.0%	52.0%
Real estate	31.0%	26.0%
Cash	4.0%	9.0%
Other	3.0%	3.0%
	100.0%	100.0%

Schedule of Estimated Future Benefit Payments Under Swiss Plan	Estimated future benefit payments under the Swiss Plan are estimated to be as follows:
Year Ending June 30,
($000)
2019	$5,100
2020	1,800
2021	2,700
2022	2,900
2023	3,200
Next five years	22,400